Provisions - Components (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [Roll Forward]
Provisions, beginning of period	£ 1,243	£ 537
Provisions made during the year	891	700
Unwind of discount	23	6
Provisions, end of period	2,157	1,243
Restoration Provisions
Provisions [Roll Forward]
Provisions, beginning of period	1,243	537
Provisions made during the year	84	700
Unwind of discount	23	6
Provisions, end of period	1,350	1,243
Onerous Contracts
Provisions [Roll Forward]
Provisions, beginning of period	0	0
Provisions made during the year	807	0
Unwind of discount	0	0
Provisions, end of period	£ 807	£ 0